Accounts receivable	12 Months Ended
Dec. 31, 2021
Accounts receivable
Accounts receivable
7.	Accounts receivable:

	December 31,	December 31,
	2021	2020
Trade accounts receivable	$881	$2,016
Other receivables	504	825
	$1,385	$2,841

Based on the Company’s history and management’s assessment, no allowance for expected losses has been made. The Company did not have any bad debt expense during 2021, 2020 or 2019.